Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

As of June 30, 2022, the Company had five vessels under construction, one shuttle tanker and four dual fuel LNG powered aframax tankers.

The total contracted amount remaining to be paid for the five vessels under construction plus the extra costs agreed as of June 30, 2022, were $325,278. The amount of $85,745 is due to be paid within the second half of 2022 and the amount of $239,533 in 2023.

In June 2022, the Company entered into an agreement to buy a 2020-built VLCC, which is expected to be delivered in the fourth quarter of 2022.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners. In 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company began investigating these matters. The Company is always committed to doing business in accordance with anti-corruption laws and is cooperating with these agencies.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2022 and vessels scheduled to be delivered as per contractual terms before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/ Year	Amount
July 1 to December 31, 2022	$158,403
2023	238,966
2024	189,768
2025	127,547
2026	109,792
2027 to 2028	134,440
Minimum charter revenues	$958,916

These amounts do not assume any off-hire.